Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Receivables (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning balance	$ 531.5	$ 331.6	$ 347.0
Provision (Reversal)	(78.5)	199.9	(15.5)
Effect of exchange rate changes	0.0	0.0	0.1
Ending balance	$ 453.0	$ 531.5	$ 331.6